Leases	6 Months Ended
Apr. 30, 2025
Leases [Abstract]
LEASES

NOTE 13 — LEASES

As of April 30, 2025, the Company has operating leases for seven operating leases for its two office locations, three company-operated stores, one staff dormitory and one warehouse. Leases with an initial term of 12 months or less are not recorded on the balance sheet. Lease expense is recognized on a straight-line basis over the lease term.

Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is incremental borrowing rate or, if available, the rate implicit in the lease.

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

	For the Six Months End
	April 30,
	2025	2024
Lease Cost
Operating lease cost	$14,098	$11,652

Other Information
Cash paid for amounts included in the measurement of lease liabilities	$13,422	$12,092

As of April 30, 2025 and October 31, 2024, the weighted average lease term and discount rate are as follows:

	April 30, 2025	October 31, 2024
Weighted average remaining lease term – operating leases (in years)	4.08	4.64
Average discount rate – operating lease	3.77%	3.75%

As of April 30, 2025 and October 31, 2024, the supplemental balance sheet information related to leases are as follows:

	April 30, 2025	October 31, 2024
Operating leases
Right-of-use assets	$91,198	$70,739

Operating lease liabilities, current	$28,402	$17,573
Operating lease liabilities, non-current	63,060	$52,745
Total operating lease liabilities	$91,462	$70,318

The undiscounted future minimum lease payment schedule as follows:

For the years ending April 30,
Remainder of 2025	16,403
2026	28,552
2027	26,199
2028	14,635
2029	11,598
Total undiscounted lease payments	97,387
Less imputed interest	(5,925)
Total lease liabilities	91,462